Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000002471 | 40182718Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002471 | 40182503Applied Materials Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002471 | 40182548NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002471 | 40182598Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002471 | 40182497Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002471 | 40182499Advanced Micro Devices Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002471 | 40182508Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002471 | 40182571KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002471 | 40182691Waste Management Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002471 | 40182532Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002471 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002471 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002471 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002471 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002471 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002471 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000002471 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000002471 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000002471 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000002471 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000102327 | 40182718Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000102327 | 40182503Applied Materials Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000102327 | 40182548NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000102327 | 40182598Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000102327 | 40182497Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000102327 | 40182499Advanced Micro Devices Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000102327 | 40182508Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000102327 | 40182571KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000102327 | 40182691Waste Management Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000102327 | 40182532Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000102327 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102327 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000102327 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000102327 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000102327 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000102327 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000102327 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000102327 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000102327 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000102327 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000255731 | 40182524Applied Materials Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000255731 | 40182681Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000255731 | 40182608Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000255731 | 40182572NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000255731 | 40182518Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000255731 | 40182546Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000255731 | 40182555Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000255731 | 40182655Waste Management Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000255731 | 40182531Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000255731 | 40182717Linde plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000255731 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000255731 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000255731 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000255731 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000255731 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000255731 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000255731 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000255731 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000255731 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000255732 | 40182536Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000255732 | 40182737Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000255732 | 40182704Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000255732 | 40182641Micron Technology Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000255732 | 40182631Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000255732 | 40182729AstraZeneca plc
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000255732 | 40182552Applied Materials Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000255732 | 40182596Cummins Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000255732 | 40182570JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000255732 | 40182560Verizon Communications Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000255732 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000255732 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000255732 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000255732 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000255732 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000255732 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000255732 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000255732 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000255732 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000255732 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000255732 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%